PROVISIONS (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Legal Claims and Others [Member]
Reconciliation of changes in other provisions [abstract]
Beginning balance		$ 802,029		$ 777,331
Inflation adjustment restatement		(258,394)		(328,158)
Additions		325,140	[1]	370,952	[2]
Uses		(8,073)		(10,333)
Decreases	[3]	0		(7,763)
Ending balance		860,702		802,029
Other Operating Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions		154,391		220,311
Financial Expenses [Member]
Reconciliation of changes in other provisions [abstract]
Additions		$ 170,749		$ 150,641

[1]	Ps. 154,391 are included in "Other operating expenses" and Ps. 170,749 in "Financial expenses".
[2]	Ps. 220,311 are included in "Other operating expenses" and Ps. 150,641 in "Financial expenses".
[3]	The total are included in "Other operating expenses".